Accounts Payable and Other (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts Payable and Accrued Liabilities [Abstract]
Trade payables	$ 780	$ 866
Payroll-related accruals	349	284
Accrued charges	293	318
Income and other taxes	223	202
Accrued interest	162	161
Contract liabilities	115	50
Personal injury and other claims provisions	109	91
Operating lease liabilities	107	122
Environmental provisions	46	38	$ 39
Other postretirement benefits liability	14	15
Other	166	210
Total accounts payable and other	$ 2,364	$ 2,357